Paul Hastings LLP

Twenty-Fourth Floor

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San Francisco, CA 94105-3441

telephone 415-856-7000

facsimile 415-856-7100

www.paulhastings.com

(415) 856-7007

davidhearth@paulhastings.com

March 6, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Matthews A Share Selections Fund, LLC -- File No. 811-22809

Ladies and Gentlemen:

We are counsel to the Matthews A Share Selections Fund, LLC (the “Company”) and hereby submit for filing the enclosed (i) Notice of Registration on Form N-8A for the registration of the Company as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”); and (ii) Registration Statement on Form N-1A of the Company, which is being filed under the 1940 Act only.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP

cc: Matthews International Capital Management, LLC